Pioneer ILS Bridge Fund
Schedule of Investments  |  January 31, 2023

Ticker Symbol: XILBX

Schedule of Investments  |  1/31/23
(unaudited)
Value
TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 0.0%	$—
OTHER ASSETS AND LIABILITIES — 100.0%	$100,000
net assets — 100.0%	$100,000

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser's own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of January 31, 2023, in valuing the Fund's investments:
	Level 1	Level 2	Level 3	Total
Total Investments in Securities	$—	$—	$—	$—
During the period ended January 31, 2023, there were no transfers in or out of Level 3.
1Pioneer ILS Bridge Fund |  | 1/31/23